Supplemental Oil and Gas Reserve Information (Tables)	9 Months Ended
Sep. 30, 2021
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities

	December 31, 2020
	OAS Historical	Permian Basin Sale	Williston Basin Acquisition	Pro Forma

Proved Reserves(1)
Developed:
Oil (MMBbls)	85.4	(13.2)	41.1	113.3
Natural gas (Bcf)	262.7	(20.8)	75.0	316.9
NGL (MMBbls)(2)	—	—	12.8	12.8
Total estimated proved developed reserves (MMBoe)	129.2	(16.7)	66.4	178.9
Undeveloped:
Oil (MMBbls)	34.3	(11.0)	10.7	34.0
Natural gas (Bcf)	113.5	(16.3)	9.3	106.5
NGL (MMBbls)(2)	—	—	1.6	1.6
Total estimated proved undeveloped reserves (MMBoe)	53.3	(13.7)	13.8	53.4
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(1) The reserve estimates were prepared using SEC pricing, calculated as the unweighted arithmetic average first-day-of-the-month prices for the prior twelve months. For the Company’s historical reserves, including the reserves attributable to the Permian Basin Sale, SEC pricing was $39.54 per Bbl for crude oil and $2.03 per MMBtu for natural gas for the year ended
December 31, 2020. For the reserves data provided by QEP attributable to the Williston Basin Acquisition, SEC pricing was $39.57 per Bbl for crude oil and $1.99 per MMBtu for natural gas for the year ended December 31, 2020. These prices were adjusted by location and quality differentials.
Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure	The following table presents the Standardized Measure of Discounted Future Net Cash Flows relating to the proved oil and natural gas reserves of the Company, adjusted for the properties sold in the Permian Basin Sale and the properties acquired in the Williston Basin Acquisition on a pro forma combined basis as of December 31, 2020. The Standardized Measure shown below represents estimates only and should not be construed as the current market value of the Company’s estimated oil and natural gas reserves or those estimated oil and natural gas reserves attributable to the properties sold in the Permian Basin Sale and the properties acquired in the Williston Basin Acquisition.

	December 31, 2020
	OAS Historical	Permian Basin Sale	Williston Basin Acquisition	Pro Forma

	(In thousands)
Future cash inflows	$5,197,220	$(1,010,896)	$2,062,726	$6,249,050
Future production costs	(2,792,921)	404,546	$(1,350,604)	(3,738,979)
Future development costs	(610,658)	177,445	$(157,014)	(590,227)
Future outflows for income tax	(232,849)	64,673	(10,945)	(179,121)
Future net cash flows	1,560,792	(364,232)	544,163	1,740,723
10% annual discount for estimated timing of cash flows	(611,915)	203,962	(192,758)	(600,711)
Standardized measure of discounted future net cash flows	$948,877	$(160,270)	$351,405	$1,140,012